CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Cash Flows from Operating Activities:
Net income	$ 5,734,890	$ 2,876,907
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(8,622,000)	(4,020,300)
Income from investments held in the Trust Account	(6,919)	(884,056)
Offering costs associated with warrants	747,015
Loss upon issuance of private placement warrants	1,773,000
General and administrative expenses paid by related parties	25,950
Changes in operating assets and liabilities:
Prepaid expenses	(531,248)	300,692
Due form related party	(9,573)
Accounts payable	29,885	89,385
Accounts payable - related party		46,021
Accrued expenses	18,278	636,600
Net cash used in operating activities	(840,722)	(954,751)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(139,380,000)
Net cash used in investing activities	(139,380,000)
Cash Flows from Financing Activities:
Cash deposited in Trust Account	25,000
Proceeds received from note payable	(117,381)	299,981
Proceeds from issuance of Class B ordinary share to Sponsor	138,000,000
Proceeds received from private placement	5,910,000
Reimbursement from underwriter	480,000
Offering costs paid	(3,090,250)
Net cash provided by financing activities	141,207,369	299,981
Net change in cash	986,647	(654,770)
Cash - beginning of the period	0	729,223
Cash - end of the period	986,647	74,453
Supplemental disclosure of non-cash investing and financing activities:
Offering costs included in accrued expenses	85,000
Offering costs paid by related party under promissory note	91,431
Deferred underwriting commissions	4,010,000
Increase in redemption value of Class A common stock subject to possible redemption		$ 803,110
Fair value adjustment to Class A ordinary shares subject to possible redemption	$ 20,792,717